Accounts Receivable, Net - Balance of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts Receivable, Net
Accounts receivable, gross	$ 80,568	¥ 524,198		¥ 496,381
Allowance for doubtful accounts	(10,060)	(65,454)	$ (14,040)	(91,348)	¥ (58,846)	¥ (23,767)
Accounts receivable, net	$ 70,508	¥ 458,744		¥ 405,033